Prospectus Supplement

April 29, 2013

for

Park Avenue Life — Millennium Series®

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated April 29, 2013 to the prospectus listed below.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2006 for Park Avenue Life – Millennium Series® issued through The Guardian Separate Account K.

The chart below replaces the chart in the section of your prospectus, as previously amended, titled “Your Allocation Options — The Variable Investment Options.”

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital	The Portfolio pursues opportunistic growth by investing in a global universe of companies in multiple industries that may benefit from innovation. The Portfolio invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Growth & Income Portfolio (Class B)	Long-term growth of capital	The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued, focusing on dividend-paying securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S companies. The Adviser tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Value Portfolio (Class B)	Long-term growth of capital	Diversified portfolio of equity securities of U.S. companies, generally representing approximately 95-150 companies, with relatively large market capitalizations that the Adviser believes are undervalued.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105

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Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Davis Financial Portfolio	Davis Financial Portfolio’s investment objective is long-term growth of capital.	Davis Financial Portfolio’s invest at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers - NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Davis Real Estate Portfolio	Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.	Davis Real Estate Portfolio’s invest at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers - NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Davis Value Portfolio	Davis Value Portfolio’s investment is long-term growth of capital.	Davis Value Portfolio’s invest principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers - NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Fidelity VIP Contrafund® Portfolio (Service Class 2)	The fund seeks long-term capital appreciation.	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

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Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Fidelity VIP Equity-Income Portfolio (Service Class 2)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the
	S&P 500® Index.	Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities, which tend to lead to investments in large cap “value” stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	The fund seeks to provide capital growth.	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes has above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Mid Cap Portfolio (Service Class 2)	The fund seeks long-term growth of capital.	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422

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Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Invesco V.I. American Franchise Fund (Series I)	Seek capital growth	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests primarily in equity securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Utilities Fund (Series I)	Long-term growth of capital and secondarily, current income	Equity securities of issuers engaged primarily in utilities-related industries	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Janus Aspen Forty Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Janus Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805

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Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Janus Aspen Enterprise Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Global Research Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign equity and debt securities.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
MFS® Growth Series (Initial Class)	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, MA 02199
MFS® Investors Trust Series (Initial Class)	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, MA 02199
MFS® New Discovery Series (Initial Class)	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Generally focuses on companies with small capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, MA 02199

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Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
MFS® Research Series (Initial Class)	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, MA 02199
MFS® Total Return Series (Initial Class)	Seeks total return	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, MA 02199
RS Large Cap Alpha Series VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $1.0 billion and the market capitalization of the largest company included in the Russell 1000© Index on the last day of the most recent quarter.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests at least 95% of its net assets in common stocks of companies included in the S&P 500 Index.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies. (Normally invests at least 80% of its net assets in debt securities.)	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Money Market VIP Series	To seek as high a level of current income as is consistent with liquidity and preservation of capital.	Normally invests in U.S. dollar-denominated high-quality, short-term instruments	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004

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Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Through June 30, 2013
RS International Growth VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by companies domiciled outside of the U.S. The Fund does not usually focus its investments in a particular industry or country	RS Investment Management Co. LLC (Adviser) 388 Market Street Suite 1700 San Francisco, California 94111	Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square 1 Greenside Row Edinburgh, EH1 3AN Scotland
Beginning July 1, 2013
RS Investment Management Co. LLC (Adviser) 388 Market Street Suite 1700 San Francisco, California 94111
RS Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets insecurities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	RS Investment Management Co. LLC (Adviser) 388 Market Street Suite 1700 San Francisco, California 94111
RS Small Cap Growth Equity VIP Series	Long-term capital growth	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000© Index on the last day of the most recent quarter, whichever is greater.	RS Investment Management Co. LLC (Adviser) 388 Market Street Suite 1700 San Francisco, California 94111
Value Line Centurion Fund	Long-term growth of capital	U.S common stocks with selections based on the Value Line Timeliness™ Ranking System	EULAV Asset Management, (EULAV) 7 Times Square 21st fl 42nd Street New York, New York 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments	EULAV Asset Management, (EULAV) 7 Times Square 21st fl 42nd Street New York, New York 10036

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

This Prospectus Supplement must be preceded or accompanied by the most recent Prospectus available and should be retained with the Prospectus for future reference.

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